Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 1,790	€ 1,853
Property, plant and equipment at end of period	1,856	1,790
Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	4,173	3,906
Translation differences	39	16
Additions	545	519
Disposals and retirements	(329)	(268)
Property, plant and equipment at end of period	4,428	4,173
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,383)	(2,053)
Translation differences	(24)	(10)
Impairment charges	(4)	(40)
Disposals and retirements	290	211
Depreciation	(451)	(491)
Property, plant and equipment at end of period	(2,572)	(2,383)
Buildings and constructions
Property, plant and equipment
Property, plant and equipment at beginning of period	758	794
Property, plant and equipment at end of period	743	758
Buildings and constructions | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	1,144	1,065
Translation differences	15	8
Additions	63	65
Reclassification	27	31
Disposals and retirements	(55)	(25)
Property, plant and equipment at end of period	1,194	1,144
Buildings and constructions | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(386)	(271)
Translation differences	(8)	(5)
Impairment charges		(33)
Disposals and retirements	33	15
Depreciation	(90)	(92)
Property, plant and equipment at end of period	(451)	(386)
Machinery and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	850	881
Property, plant and equipment at end of period	884	850
Machinery and equipment | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	2,833	2,649
Translation differences	22	6
Additions	339	366
Reclassification	62	49
Disposals and retirements	(267)	(237)
Property, plant and equipment at end of period	2,989	2,833
Machinery and equipment | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(1,983)	(1,768)
Translation differences	(16)	(5)
Impairment charges	(4)	(7)
Disposals and retirements	257	194
Depreciation	(359)	(397)
Property, plant and equipment at end of period	(2,105)	(1,983)
Other property, plant and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	91	92
Property, plant and equipment at end of period	86	91
Other property, plant and equipment | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	105	106
Translation differences	2	2
Reclassification	1
Disposals and retirements	(6)	(3)
Property, plant and equipment at end of period	102	105
Other property, plant and equipment | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(14)	(14)
Disposals and retirements		2
Depreciation	(2)	(2)
Property, plant and equipment at end of period	(16)	(14)
Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	91	86
Property, plant and equipment at end of period	143	91
Assets under construction | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	91	86
Additions	143	88
Reclassification	(90)	(80)
Disposals and retirements	(1)	(3)
Property, plant and equipment at end of period	€ 143	€ 91